RELATED PARTIES - Bank loans to customers, interbank loans due (Details) ₽ in Millions	Dec. 31, 2018 RUB (₽)
RELATED PARTIES
Less non-current portion	₽ (612)
Bank loans due, related parties - current	2,244
MTS Bank
RELATED PARTIES
Total bank loans due, related parties	2,856
Less non-current portion	(612)
Bank loans due, related parties - current	2,244
MTS Bank | Kronshtadt
RELATED PARTIES
Total bank loans due, related parties	802
MTS Bank | Leader-Invest
RELATED PARTIES
Total bank loans due, related parties	612
MTS Bank | Binofarm
RELATED PARTIES
Total bank loans due, related parties	412
MTS Bank | Kronshtadt Technology
RELATED PARTIES
Total bank loans due, related parties	440
MTS Bank | Sistema
RELATED PARTIES
Total bank loans due, related parties	254
MTS Bank | Sistema Finance
RELATED PARTIES
Total bank loans due, related parties	183
MTS Bank | Technology for Aviation
RELATED PARTIES
Total bank loans due, related parties	₽ 153